Acquisition (Summary of Total Purchase Consideration And Identified Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 07, 2011	Jan. 07, 2011 Carrying Value Of Net Assets Acquired (Excluding Acquired Cash) [Member] [Member]	Jan. 07, 2011 Purchase Price Allocation [Member]	Jan. 07, 2011 Fair Value [Member]
Business Acquisition [Line Items]
Inventories					€ 91,812	€ 11,529	€ 103,341
Trade and other receivables					132,418	0	132,418
Current assets					224,230	11,529	235,759
Property, plant and equipment					13,077		13,077
Intangible assets					1,542	3,520	5,062
Other non-current assets					494	0	494
Non-current assets					15,113	3,520	18,633
Total Assets					239,343	15,049	254,392
Trade and other payables					151,624	0	151,624
Short-term debt					6,738	0	6,738
Deferred tax liabilities					16,199	0	16,199
Current liabilities					174,561	0	174,561
Deferred tax liabilities					4,428	0	4,428
Other non-current liabilities					10,699	0	10,699
Non-current liabilities					15,127	0	15,127
Total liabilities					189,688	0	189,688
Identified net assets					49,655	15,049	64,704
Cash acquired	0	43,434	0				81,075
Fair Value of Assets Acquired							145,779
Total consideration				(36,500)			(36,500)
Gain on bargain purchase	€ 0	€ 109,279	€ 0				€ 109,279